AB Income Fund

Portfolio of Investments

July 31, 2024 (unaudited)

	Principal Amount (000)			U.S. $ Value

GOVERNMENTS - TREASURIES – 48.1%
Brazil – 1.9%
Brazil Letras do Tesouro Nacional Series LTN Zero Coupon, 04/01/2025	BRL	289,350		$47,702,093

United States – 46.2%
U.S. Treasury Bonds 3.00%, 08/15/2052	U.S.$	45,447		35,164,229
4.25%, 02/15/2054		90,868		88,993,652
4.50%, 02/15/2044		81,333		81,790,498
4.625%, 05/15/2044		23,070		23,581,866
U.S. Treasury Notes 3.75%, 12/31/2028		34,142		33,757,903
4.00%, 07/31/2029		17,300		17,302,703
4.00%, 02/15/2034		6,855		6,799,601
4.125%, 09/30/2027(a) (b) (c)		298,059		298,151,943
4.125%, 07/31/2028		99,948		100,197,469
4.125%, 03/31/2029		15,230		15,301,391
4.25%, 06/30/2029		11,500		11,623,984
4.375%, 05/15/2034		16,550		16,906,859
4.50%, 11/15/2033		18,387		18,944,459
4.625%, 04/30/2029		11,700		12,007,125
4.75%, 07/31/2025		242,988		242,911,567
4.875%, 10/31/2028		36,260		37,432,784
5.00%, 08/31/2025		151,900		152,256,016

				1,193,124,049

Total Governments - Treasuries (cost $1,242,753,620)				1,240,826,142

MORTGAGE PASS-THROUGHS – 26.1%
Agency Fixed Rate 30-Year – 26.1%
Federal Home Loan Mortgage Corp. Series 2023 6.00%, 10/01/2053		4,463		4,528,280
6.00%, 11/01/2053		4,500		4,565,880
6.50%, 11/01/2053		8,548		8,771,827
Federal National Mortgage Association Series 1998 8.00%, 06/01/2028		0	**	298
Series 1999 7.50%, 11/01/2029		4		3,774
Series 2020 2.50%, 12/01/2050		81,427		68,327,728
Series 2022 3.00%, 03/01/2052		20,020		17,553,225
3.00%, 08/01/2052		13,114		11,459,198
Series 2024 3.00%, 07/01/2052		9,594		8,382,920
Government National Mortgage Association Series 2023 5.00%, 05/20/2053		7,477		7,392,828
5.00%, 09/20/2053		796		786,499
5.50%, 05/20/2053		39,886		40,003,599
5.50%, 08/20/2053		32,932		33,038,953
Series 2024 4.50%, 08/15/2054, TBA		57,336		55,527,847

	Principal Amount (000)		U.S. $ Value

5.00%, 04/20/2054	U.S.$	3,182	$3,144,455
Uniform Mortgage-Backed Security Series 2024 2.00%, 08/15/2054, TBA		41,300	33,236,815
2.50%, 08/15/2054, TBA		15,800	13,253,482
3.00%, 08/13/2054, TBA		61,874	54,021,424
3.50%, 08/15/2054, TBA		61,081	55,436,108
4.00%, 08/15/2054, TBA		44,832	42,008,793
4.50%, 08/15/2054, TBA		5,755	5,543,258
5.00%, 08/15/2054, TBA		71,077	70,005,562
5.50%, 08/15/2054, TBA		9,700	9,716,673
6.00%, 08/15/2054, TBA		62,400	63,299,434
6.50%, 08/15/2054, TBA		62,500	64,106,406

Total Mortgage Pass-Throughs (cost $657,911,465)			674,115,266

CORPORATES - INVESTMENT GRADE – 16.1%
Financial Institutions – 8.1%
Banking – 6.1%
Ally Financial, Inc. 6.848%, 01/03/2030		2,409	2,523,163
6.992%, 06/13/2029		4,859	5,108,315
8.00%, 11/01/2031		75	84,472
Series B 4.70%, 05/15/2026(d)		3,727	3,399,061
Banco de Credito del Peru SA 3.125%, 07/01/2030(e)		3,765	3,650,356
5.85%, 01/11/2029(e)		146	148,738
Banco Santander SA 3.225%, 11/22/2032		200	170,010
4.175%, 03/24/2028		2,800	2,727,564
5.552%, 03/14/2028		800	805,536
6.921%, 08/08/2033		5,400	5,781,078
9.625%, 05/21/2033(d)		3,000	3,424,140
Bank Leumi Le-Israel BM 7.129%, 07/18/2033(e)		1,300	1,276,444
Bank of America Corp. 2.972%, 02/04/2033		2,550	2,208,938
Bank of Ireland Group PLC 5.601%, 03/20/2030(e)		2,576	2,614,898
Barclays PLC 5.674%, 03/12/2028		1,312	1,329,108
6.125%, 12/15/2025(d)		5,418	5,343,882
BPCE SA Series E 0.75%, 03/03/2031(e)	EUR	2,000	1,805,301
4.125%, 03/08/2033(e)		400	441,186
CaixaBank SA 5.673%, 03/15/2030(e)	U.S.$	3,239	3,299,472
6.84%, 09/13/2034(e)		3,893	4,228,577
Capital One Financial Corp. 5.70%, 02/01/2030		1,096	1,118,994
6.377%, 06/08/2034		4,743	4,969,383
7.624%, 10/30/2031		3,035	3,392,220

	Principal Amount (000)		U.S. $ Value

Citigroup, Inc. 5.827%, 02/13/2035	U.S.$	691	$698,629
Series AA 7.625%, 11/15/2028(d)		1,079	1,122,052
Series U 5.00%, 09/12/2024(d)		2,540	2,533,193
Series V 4.70%, 01/30/2025(d)		1,811	1,785,229
Series W 4.00%, 12/10/2025(d)		2,865	2,744,498
Series X 3.875%, 02/18/2026(d)		3,286	3,116,902
Danske Bank A/S 3.244%, 12/20/2025(e)		200	198,078
Deutsche Bank AG/New York NY 7.079%, 02/10/2034		2,615	2,714,265
7.146%, 07/13/2027		962	993,871
Discover Financial Services 7.964%, 11/02/2034		2,530	2,913,624
Goldman Sachs Group, Inc. (The) Series P 8.461% (CME Term SOFR 3 Month + 3.14%), 09/03/2024(d) (f)		1,882	1,884,691
HSBC Holdings PLC 4.60%, 12/17/2030(d)		1,030	894,328
5.546%, 03/04/2030		7,485	7,626,242
7.399%, 11/13/2034		4,230	4,697,542
ING Groep NV 6.50%, 04/16/2025(d)		3,085	3,071,858
Lloyds Banking Group PLC 5.462%, 01/05/2028		1,262	1,274,153
5.721%, 06/05/2030		2,500	2,570,250
NatWest Group PLC 3.032%, 11/28/2035		723	625,460
6.475%, 06/01/2034		982	1,017,617
8.125%, 11/10/2033(d)		964	997,268
Nordea Bank Abp 6.625%, 03/26/2026(d) (e)		6,125	6,103,195
PNC Financial Services Group, Inc. (The) Series R 8.648% (CME Term SOFR 3 Month + 3.30%), 09/01/2024(d) (f)		2,740	2,744,685
Santander Holdings USA, Inc. 6.174%, 01/09/2030		2,243	2,306,813
Societe Generale SA 5.519%, 01/19/2028(e)		10,276	10,291,311
Standard Chartered PLC 7.027% (CME Term SOFR 3 Month + 1.51%), 01/30/2027(d) (e) (f)		7,500	7,105,050
Sumitomo Mitsui Financial Group, Inc. 5.424%, 07/09/2031		2,097	2,146,300
Swedbank AB Series NC5 5.625%, 09/17/2024(d) (e)		6,200	6,194,296
Synchrony Financial 5.935%, 08/02/2030		2,031	2,043,958

	Principal Amount (000)		U.S. $ Value

Truist Financial Corp. Series N 4.80%, 09/01/2024(d)	U.S.$	7,249	$7,154,401
UBS Group AG 4.375%, 02/10/2031(d) (e)		4,958	4,144,045
6.373%, 07/15/2026(e)		1,114	1,123,881
7.00%, 02/19/2025(d) (e)		211	210,907
9.25%, 11/13/2028(d) (e)		586	635,757
9.25%, 11/13/2033(d) (e)		513	581,891
Wells Fargo & Co. 3.35%, 03/02/2033		2,282	2,024,522

			158,141,598

Finance – 0.4%
Aircastle Ltd. 5.25%, 06/15/2026(d) (e)		1,264	1,234,182
Aviation Capital Group LLC 4.125%, 08/01/2025(e)		1,592	1,568,534
4.875%, 10/01/2025(e)		1,315	1,304,467
Huarong Finance 2017 Co., Ltd. 4.75%, 04/27/2027(e)		250	240,000
Huarong Finance II Co., Ltd. Series E 4.625%, 06/03/2026(e)		630	614,250
4.875%, 11/22/2026(e)		498	485,704
5.50%, 01/16/2025(e)		5,167	5,141,165
REC Ltd. 5.625%, 04/11/2028(e)		648	658,935

			11,247,237

Insurance – 1.3%
Athene Global Funding 1.985%, 08/19/2028(e)		2,152	1,905,402
2.55%, 11/19/2030(e)		1,860	1,590,784
2.717%, 01/07/2029(e)		2,165	1,964,824
5.583%, 01/09/2029(e)		4,595	4,685,751
Credit Agricole Assurances SA 4.75%, 09/27/2048(e)	EUR	3,200	3,529,035
Generali Series E 5.50%, 10/27/2047(e)		6,630	7,456,877
Hartford Financial Services Group, Inc. (The) Series ICON 7.709% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(e) (f)	U.S.$	3,275	2,953,559
MetLife Capital Trust IV 7.875%, 12/15/2037(e)		4,117	4,461,140
Swiss Re Subordinated Finance PLC 5.698%, 04/05/2035(e)		4,000	4,032,880

			32,580,252

	Principal Amount (000)		U.S. $ Value

REITs – 0.3%
Newmark Group, Inc. 7.50%, 01/12/2029	U.S.$	1,471	$1,543,785
Trust Fibra Uno 4.869%, 01/15/2030(e)		4,955	4,435,964
5.25%, 01/30/2026(e)		1,038	1,019,835

			6,999,584

			208,968,671

Industrial – 6.4%
Basic – 0.6%
Alpek SAB de CV 4.25%, 09/18/2029(e)		430	403,026
Anglo American Capital PLC 2.625%, 09/10/2030(e)		707	613,322
2.875%, 03/17/2031(e)		3,700	3,197,614
Freeport Indonesia PT 4.763%, 04/14/2027(e)		964	951,651
Glencore Funding LLC 5.371%, 04/04/2029(e)		3,963	4,015,629
Inversiones CMPC SA 6.125%, 02/26/2034(e)		429	440,154
Nexa Resources SA 6.75%, 04/09/2034(e)		2,066	2,095,234
OCP SA 6.75%, 05/02/2034(e)		1,295	1,346,800
Sociedad Quimica y Minera de Chile SA 6.50%, 11/07/2033(e)		1,016	1,062,035

			14,125,465

Capital Goods – 0.5%
Boeing Co. (The) 3.25%, 02/01/2028		1,654	1,542,471
3.625%, 02/01/2031		1,656	1,486,806
5.15%, 05/01/2030		1,446	1,423,862
6.298%, 05/01/2029(e)		2,856	2,953,332
6.528%, 05/01/2034(e)		4,331	4,546,337
Regal Rexnord Corp. 6.30%, 02/15/2030		1,078	1,122,263
St. Marys Cement, Inc. Canada 5.75%, 04/02/2034(e)		579	577,379

			13,652,450

Communications - Media – 0.6%
DirecTV Financing LLC 8.875%, 02/01/2030(e)		2,242	2,243,906
DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027(e)		2,691	2,592,402
Paramount Global 4.20%, 06/01/2029		379	348,790
4.20%, 05/19/2032		1,121	953,029

	Principal Amount (000)		U.S. $ Value

4.95%, 01/15/2031	U.S.$	764	$694,804
5.50%, 05/15/2033		685	610,520
6.875%, 04/30/2036		764	744,694
7.875%, 07/30/2030		734	777,974
Prosus NV 3.061%, 07/13/2031(e)		3,143	2,604,761
3.68%, 01/21/2030(e)		5,224	4,668,950

			16,239,830

Communications - Telecommunications – 0.1%
Xiaomi Best Time International Ltd. 3.375%, 04/29/2030(e)		1,860	1,695,506

Consumer Cyclical - Automotive – 1.6%
Ford Motor Co. 3.25%, 02/12/2032		9,159	7,695,300
Ford Motor Credit Co., LLC 6.05%, 03/05/2031		3,380	3,430,294
6.125%, 03/08/2034		1,474	1,475,887
General Motors Financial Co., Inc. 2.35%, 01/08/2031		1,660	1,392,159
2.70%, 06/10/2031		5,419	4,590,056
3.60%, 06/21/2030		832	764,192
5.75%, 02/08/2031		6,336	6,485,973
Harley-Davidson Financial Services, Inc. 5.95%, 06/11/2029(e)		5,180	5,255,473
Hyundai Capital America 5.25%, 01/08/2027(e)		949	955,045
5.30%, 06/24/2029(e)		2,780	2,816,557
5.35%, 03/19/2029(e)		4,737	4,810,755
6.50%, 01/16/2029(e)		1,536	1,625,180

			41,296,871

Consumer Cyclical - Entertainment – 0.1%
Carnival Corp. 4.00%, 08/01/2028(e)		1,841	1,741,881
Hasbro, Inc. 6.05%, 05/14/2034		954	974,549

			2,716,430

Consumer Cyclical - Other – 0.3%
Flutter Treasury Designated Activity Co. 5.00%, 04/29/2029(e)	EUR	179	198,277
6.375%, 04/29/2029(e)	U.S.$	347	352,757
GENM Capital Labuan Ltd. 3.882%, 04/19/2031(e)		1,673	1,481,651
Las Vegas Sands Corp. 3.90%, 08/08/2029		1,879	1,745,178
PulteGroup, Inc. 6.375%, 05/15/2033		2,868	3,093,998
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(e)		1,100	997,832

	Principal Amount (000)		U.S. $ Value

Sands China Ltd. 2.85%, 03/08/2029	U.S.$	318	$280,733
5.40%, 08/08/2028		767	756,454

			8,906,880

Consumer Non-Cyclical – 0.9%
Cencosud SA 5.95%, 05/28/2031(e)		1,289	1,303,501
CVS Health Corp. 5.55%, 06/01/2031		9,473	9,683,775
Imperial Brands Finance PLC 5.50%, 02/01/2030(e)		5,863	5,916,588
Philip Morris International, Inc. 5.50%, 09/07/2030		5,999	6,214,244

			23,118,108

Energy – 1.0%
Continental Resources, Inc./OK 2.875%, 04/01/2032(e)		865	718,452
5.75%, 01/15/2031(e)		1,793	1,801,230
EQM Midstream Partners LP 4.75%, 01/15/2031(e)		538	508,119
KazMunayGas National Co. JSC 4.75%, 04/19/2027(e)		2,107	2,052,344
5.375%, 04/24/2030(e)		3,400	3,316,700
Occidental Petroleum Corp. 5.20%, 08/01/2029		3,682	3,717,053
5.375%, 01/01/2032		3,830	3,874,773
Ovintiv, Inc. 6.50%, 02/01/2038		1,097	1,149,470
Raizen Fuels Finance SA 6.45%, 03/05/2034(e)		2,171	2,237,758
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(e)		5,119	4,251,329
Var Energi ASA 8.00%, 11/15/2032(e)		1,436	1,642,396

			25,269,624

Technology – 0.4%
Baidu, Inc. 3.425%, 04/07/2030		225	209,358
Entegris, Inc. 4.75%, 04/15/2029(e)		7,688	7,417,306
Lenovo Group Ltd. 3.421%, 11/02/2030(e)		509	461,281
SK Hynix, Inc. 5.50%, 01/16/2029(e)		2,000	2,024,140
Western Digital Corp. 2.85%, 02/01/2029		185	163,109
Xiaomi Best Time International Ltd. 2.875%, 07/14/2031(e)		1,406	1,207,842

			11,483,036

	Principal Amount (000)		U.S. $ Value

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(e)	U.S.$	491	$449,568
5.875%, 07/05/2034(e)		1,408	1,398,853

			1,848,421

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(e)		4,585	4,304,031

			164,656,652

Utility – 1.6%
Electric – 1.6%
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(e)		3,064	2,940,483
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(e)		2,388	2,107,175
Alexander Funding Trust II 7.467%, 07/31/2028(e)		2,973	3,180,188
American Electric Power Co., Inc. 6.95%, 12/15/2054		1,582	1,605,066
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(e)		1,081	1,137,417
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(e)		3,138	2,520,386
ComEd Financing III 6.35%, 03/15/2033		3,462	3,474,117
Cometa Energia SA de CV 6.375%, 04/24/2035(e)		1,378	1,352,619
Electricite de France SA 9.125%, 03/15/2033(d) (e)		1,132	1,255,071
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(e)		193	186,510
Engie Energia Chile SA 6.375%, 04/17/2034(e)		2,633	2,688,951
Israel Electric Corp., Ltd. 7.75%, 12/15/2027(e)		535	561,081
Series G 4.25%, 08/14/2028(e)		3,873	3,616,414
Kallpa Generacion SA 4.125%, 08/16/2027(e)		992	947,856
LLPL Capital Pte Ltd. 6.875%, 02/04/2039(e)		2,702	2,739,954
Minejesa Capital BV 4.625%, 08/10/2030(e)		3,645	3,517,246
NextEra Energy Capital Holdings, Inc. 6.70%, 09/01/2054		1,412	1,436,894
NRG Energy, Inc. 7.00%, 03/15/2033(e)		992	1,066,092
Pacific Gas and Electric Co. 5.55%, 05/15/2029		1,512	1,543,404

	Principal Amount (000)		U.S. $ Value

Vistra Operations Co., LLC 6.95%, 10/15/2033(e)	U.S.$	3,770	$4,104,701

			41,981,625

Other Utility – 0.0%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(e)		667	701,811

			42,683,436

Total Corporates - Investment Grade (cost $409,971,684)			416,308,759

CORPORATES - NON-INVESTMENT GRADE – 9.5%
Industrial – 8.3%
Basic – 0.6%
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(e)		277	148,109
7.50%, 09/30/2029(e)		280	143,609
Cleveland-Cliffs, Inc. 7.00%, 03/15/2032(e)		2,874	2,889,232
ERP Iron Ore LLC 9.034%, 12/31/2019(g) (h) (i) (j) (k)		118	0
FMG Resources (August 2006) Pty Ltd. 6.125%, 04/15/2032(e)		3,761	3,727,339
Graphic Packaging International LLC 4.75%, 07/15/2027(e)		32	31,370
INEOS Finance PLC 7.50%, 04/15/2029(e)		1,966	2,003,983
INEOS Quattro Finance 2 PLC 9.625%, 03/15/2029(e)		2,592	2,778,339
INEOS Styrolution Ludwigshafen GmbH 2.25%, 01/16/2027(e)	EUR	107	109,609
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(g) (h) (i) (j) (l)	U.S.$	1,407	0
SCIL IV LLC/SCIL USA Holdings LLC 5.375%, 11/01/2026(e)		1,782	1,739,339
Vallourec SACA 7.50%, 04/15/2032(e)		1,708	1,787,286

			15,358,215

Capital Goods – 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(e)	EUR	2,191	1,941,499
4.125%, 08/15/2026(e) (m)	U.S.$	438	371,087
Bombardier, Inc. 6.00%, 02/15/2028(e)		7	6,988
7.25%, 07/01/2031(e)		1,976	2,035,300
7.50%, 02/01/2029(e)		16	16,695
7.875%, 04/15/2027(e)		32	32,057

	Principal Amount (000)		U.S. $ Value

Eco Material Technologies, Inc. 7.875%, 01/31/2027(e)	U.S.$	2,807	$2,855,477
Esab Corp. 6.25%, 04/15/2029(e)		956	969,279
LSB Industries, Inc. 6.25%, 10/15/2028(e) (n)		1,402	1,364,482
Trinity Industries, Inc. 7.75%, 07/15/2028(e)		1,163	1,212,788
Trivium Packaging Finance BV 3.75%, 08/15/2026(e)	EUR	100	106,032

			10,911,684

Communications - Media – 1.1%
AMC Networks, Inc. 10.25%, 01/15/2029(e)	U.S.$	2,649	2,615,411
Banijay Entertainment SAS 7.00%, 05/01/2029(e)	EUR	1,730	1,961,114
8.125%, 05/01/2029(e)	U.S.$	1,456	1,507,513
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(e)		688	602,220
4.50%, 06/01/2033(e)		6,459	5,307,360
4.75%, 02/01/2032(e)		519	444,627
CSC Holdings LLC 11.75%, 01/31/2029(e)		2,548	2,301,940
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(e)		2,841	2,650,113
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(e)		2,291	2,204,813
Neptune Bidco US, Inc. 9.29%, 04/15/2029(e)		2,658	2,601,305
Paramount Global 6.375%, 03/30/2062		1,669	1,535,714
Sinclair Television Group, Inc. 5.50%, 03/01/2030(e)		446	271,480
Sirius XM Radio, Inc. 3.875%, 09/01/2031(e)		264	220,493
Univision Communications, Inc. 8.00%, 08/15/2028(e)		3,712	3,732,119

			27,956,222

Communications - Telecommunications – 0.2%
Altice Financing SA 5.75%, 08/15/2029(e)		611	464,262
Altice France SA 5.125%, 07/15/2029(e)		1,984	1,391,836
5.50%, 01/15/2028(e)		878	642,415
5.50%, 10/15/2029(e)		1,528	1,074,795
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031(e)		1,329	1,140,880
7.75%, 04/15/2032(e)		1,585	1,586,965

			6,301,153

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.7%
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(e)	U.S.$	3,987	$4,000,954
Exide Technologies 11.00%, 10/31/2024(h) (i) (j) (l) (o)		3,206	0
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 05/31/2032(e)		3,298	3,353,209
Goodyear Tire & Rubber Co. (The) 5.25%, 07/15/2031		610	570,130
IHO Verwaltungs GmbH 3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(e) (k)	EUR	623	660,096
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(e) (k)		506	584,437
PM General Purchaser LLC 9.50%, 10/01/2028(e)	U.S.$	1,509	1,550,362
Tenneco, Inc. 8.00%, 11/17/2028(e)		3,028	2,747,759
ZF North America Capital, Inc. 6.75%, 04/23/2030(e)		1,031	1,052,538
6.875%, 04/14/2028(e)		1,328	1,362,701
6.875%, 04/23/2032(e)		1,031	1,065,590
7.125%, 04/14/2030(e)		328	340,559

			17,288,335

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 5.75%, 03/01/2027(e)		2,598	2,585,166
Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(e)		82	81,633
Viking Cruises Ltd. 5.875%, 09/15/2027(e)		1,057	1,051,038
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(e)		1,376	1,357,658
VOC Escrow Ltd. 5.00%, 02/15/2028(e)		75	73,174

			5,148,669

Consumer Cyclical - Other – 0.4%
Builders FirstSource, Inc. 6.375%, 03/01/2034(e)		2,339	2,359,958
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(e)		2,099	2,118,017
6.125%, 04/01/2032(e)		1,203	1,215,896
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(e)		140	125,976
5.00%, 06/01/2029(e)		1,864	1,752,533
Installed Building Products, Inc. 5.75%, 02/01/2028(e)		846	833,648

	Principal Amount (000)		U.S. $ Value

Masterbrand, Inc. 7.00%, 07/15/2032(e)	U.S.$	967	$993,380
Standard Industries, Inc./NJ 6.50%, 08/15/2032(e)		767	768,948

			10,168,356

Consumer Cyclical - Restaurants – 0.2%
1011778 BC ULC/New Red Finance, Inc. 6.125%, 06/15/2029(e)		4,500	4,549,455

Consumer Cyclical - Retailers – 0.4%
Arko Corp. 5.125%, 11/15/2029(e)		845	736,789
Bath & Body Works, Inc. 6.75%, 07/01/2036		704	704,204
6.875%, 11/01/2035		2,210	2,239,769
9.375%, 07/01/2025(e)		185	190,561
Cougar JV Subsidiary LLC 8.00%, 05/15/2032(e)		1,644	1,719,114
FirstCash, Inc. 5.625%, 01/01/2030(e)		66	64,028
Kontoor Brands, Inc. 4.125%, 11/15/2029(e)		2,225	2,044,174
LCM Investments Holdings II LLC 8.25%, 08/01/2031(e)		2,067	2,165,348
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(e)		480	465,975
Sonic Automotive, Inc. 4.875%, 11/15/2031(e)		753	673,513

			11,003,475

Consumer Non-Cyclical – 1.0%
Bausch + Lomb Corp. 8.375%, 10/01/2028(e)		7,165	7,358,957
CHS/Community Health Systems, Inc. 6.875%, 04/15/2029(e)		2,079	1,705,653
DaVita, Inc. 4.625%, 06/01/2030(e)		5,479	5,019,696
Embecta Corp. 5.00%, 02/15/2030(e)		652	559,696
Endo Finance Holdings, Inc. 8.50%, 04/15/2031(e)		1,073	1,131,436
Fortrea Holdings, Inc. 7.50%, 07/01/2030(e)		816	827,816
MPH Acquisition Holdings LLC 5.75%, 11/01/2028(e)		2,960	1,764,367
Neogen Food Safety Corp. 8.625%, 07/20/2030(e)		1,594	1,723,544
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125%, 04/30/2031(e)		1,717	1,577,425
Owens & Minor, Inc. 4.50%, 03/31/2029(e)		243	213,429

	Principal Amount (000)		U.S. $ Value

6.625%, 04/01/2030(e)	U.S.$	814	$760,358
Post Holdings, Inc. 6.25%, 02/15/2032(e)		3,474	3,523,261

			26,165,638

Energy – 2.0%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(e)		619	636,035
7.25%, 07/15/2032(e)		549	570,142
Buckeye Partners LP 6.875%, 07/01/2029(e)		1,523	1,547,216
CITGO Petroleum Corp. 8.375%, 01/15/2029(e)		6,469	6,739,986
Civitas Resources, Inc. 8.375%, 07/01/2028(e)		2,280	2,398,058
8.75%, 07/01/2031(e)		2,213	2,382,781
CNX Resources Corp. 6.00%, 01/15/2029(e)		437	432,879
7.25%, 03/01/2032(e)		3,405	3,517,467
Crescent Energy Finance LLC 7.375%, 01/15/2033(e)		753	763,399
7.625%, 04/01/2032(e)		731	749,334
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028		1,867	1,895,789
Gulfport Energy Corp. 8.00%, 05/17/2026		3	2,957
Howard Midstream Energy Partners LLC 7.375%, 07/15/2032(e)		822	846,635
New Fortress Energy, Inc. 6.50%, 09/30/2026(e)		5,164	4,799,318
6.75%, 09/15/2025(e)		1,156	1,136,209
8.75%, 03/15/2029(e) (m)		4,524	4,102,273
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(e)		2,055	2,083,791
8.375%, 02/15/2032(e)		2,055	2,100,539
Permian Resources Operating LLC 6.25%, 02/01/2033(e)		1,036	1,043,221
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		167	157,942
Venture Global Calcasieu Pass LLC 3.875%, 11/01/2033(e)		699	606,522
4.125%, 08/15/2031(e)		752	684,365
6.25%, 01/15/2030(e)		1,749	1,798,812
Venture Global LNG, Inc. 7.00%, 01/15/2030(e)		351	355,026
8.125%, 06/01/2028(e)		1,342	1,396,566
8.375%, 06/01/2031(e)		1,340	1,407,670
9.50%, 02/01/2029(e)		2,886	3,209,376

	Principal Amount (000)		U.S. $ Value

9.875%, 02/01/2032(e)	U.S.$	2,881	$3,197,305

			50,561,613

Other Industrial – 0.1%
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(e)		2,682	2,673,525
Velocity Vehicle Group LLC 8.00%, 06/01/2029(e)		457	470,842

			3,144,367

Services – 0.4%
ADT Security Corp. (The) 4.875%, 07/15/2032(e)		90	83,573
Allied Universal Holdco LLC 7.875%, 02/15/2031(e)		696	708,312
ANGI Group LLC 3.875%, 08/15/2028(e)		458	398,744
APX Group, Inc. 5.75%, 07/15/2029(e)		2,079	2,022,576
Block, Inc. 6.50%, 05/15/2032(e)		4,247	4,321,238
Cars.com, Inc. 6.375%, 11/01/2028(e)		2,427	2,386,445
Millennium Escrow Corp. 6.625%, 08/01/2026(e)		3,319	1,738,193
Monitronics International, Inc. 9.125%, 04/01/2020(g) (h) (i) (j) (o)		1,835	0

			11,659,081

Technology – 0.1%
Amentum Escrow Corp. 7.25%, 08/01/2032(e)		215	219,543
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(e)		687	599,827
Virtusa Corp. 7.125%, 12/15/2028(e)		947	898,504

			1,717,874

Transportation - Airlines – 0.0%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(e)		1,668	1,054,702

Transportation - Services – 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.00%, 02/15/2031(e)		1,187	1,178,382
Hertz Corp. (The) 12.625%, 07/15/2029(e)		3,422	3,708,969
Loxam SAS 4.50%, 02/15/2027(e)	EUR	2,338	2,535,943

	Principal Amount (000)		U.S. $ Value

NAC Aviation 29 DAC 4.75%, 06/30/2026	U.S.$	5,438	$5,184,589

			12,607,883

			215,596,722

Financial Institutions – 0.9%
Banking – 0.2%
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(e)		314	313,761
9.75%, 03/15/2029(e)		2,904	3,113,175

			3,426,936

Brokerage – 0.3%
Aretec Group, Inc. 10.00%, 08/15/2030(e)		2,053	2,191,516
Osaic Holdings, Inc. 10.75%, 08/01/2027(e)		4,330	4,417,683
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(e)		1,627	1,675,598

			8,284,797

Finance – 0.3%
Curo Group Holdings Corp. 18.00%, 08/01/2028(h) (i)		757	786,813
Enova International, Inc. 11.25%, 12/15/2028(e)		3,510	3,785,921
GGAM Finance Ltd. 7.75%, 05/15/2026(e)		1,041	1,065,911
8.00%, 02/15/2027(e)		186	192,428
8.00%, 06/15/2028(e)		1,561	1,653,880

			7,484,953

Insurance – 0.1%
Ardonagh Finco Ltd. 6.875%, 02/15/2031(e)	EUR	1,099	1,178,593
7.75%, 02/15/2031(e)	U.S.$	1,880	1,907,185

			3,085,778

REITs – 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(e)		320	302,954

			22,585,418

Utility – 0.3%
Electric – 0.3%
Vistra Corp. 7.00%, 12/15/2026(d) (e)		3,399	3,417,083
8.00%, 10/15/2026(d) (e)		4,113	4,198,427

			7,615,510

Total Corporates - Non-Investment Grade (cost $249,702,928)			245,797,650

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 3.8%
CLO - Floating Rate – 3.8%
AIMCO CLO Series 2018-AA, Class A 6.567% (CME Term SOFR 3 Month + 1.28%), 04/17/2031(e) (f)	U.S.$	1,824	$1,823,746
Allegro CLO XI Ltd. Series 2019-2A, Class A1AR 6.53% (CME Term SOFR 3 Month + 1.25%), 01/19/2033(e) (f)		3,850	3,852,021
Series 2019-2A, Class BR 7.18% (CME Term SOFR 3 Month + 1.90%), 01/19/2033(e) (f)		2,479	2,478,803
Apidos CLO XXXII Ltd. Series 2019-32A 6.382% (CME Term SOFR 3 Month + 1.10%), 01/20/2033(e) (f)		10,000	10,048,990
Apidos Loan Fund Ltd. Series 2024-1A, Class A1 6.59% (CME Term SOFR 3 Month + 1.27%), 04/25/2035(e) (f)		5,135	5,143,355
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 7.547% (CME Term SOFR 3 Month + 2.26%), 04/17/2033(e) (f)		9,437	9,425,233
Bain Capital Credit CLO Series 2019-2A, Class AR2 6.416% (CME Term SOFR 3 Month + 1.13%), 10/17/2032(e) (f)		5,250	5,251,612
Bain Capital Credit CLO Ltd. Series 2020-1A, Class A1R 6.529% (CME Term SOFR 3 Month + 1.25%), 04/18/2033(e) (f)		5,200	5,221,076
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class D 8.594% (CME Term SOFR 3 Month + 3.31%), 07/20/2034(e) (f)		2,750	2,718,375
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 7.291% (CME Term SOFR 3 Month + 2.01%), 04/26/2031(e) (f)		5,300	5,301,754
CBAM Ltd. Series 2018-7A, Class B1 7.144% (CME Term SOFR 3 Month + 1.86%), 07/20/2031(e) (f)		1,996	1,999,824
Elevation CLO Ltd. Series 2020-11A, Class D1 9.413% (CME Term SOFR 3 Month + 4.11%), 04/15/2033(e) (f)		4,490	4,440,489

	Principal Amount (000)		U.S. $ Value

Galaxy 30 CLO Ltd. Series 2022-30A, Class D 8.651% (CME Term SOFR 3 Month + 3.35%), 04/15/2035(e) (f)	U.S.$	6,350	$6,363,710
Greywolf CLO VI Ltd. Series 2018-1A, Class A2 7.169% (CME Term SOFR 3 Month + 1.89%), 04/26/2031(e) (f)		5,300	5,301,298
Halcyon Loan Advisors Funding Ltd. Series 2018-1A, Class A2 7.344% (CME Term SOFR 3 Month + 2.06%), 07/21/2031(e) (f)		1,826	1,827,549
Juniper Valley Park CLO Ltd. Series 2023-1A 6.532% (CME Term SOFR 3 Month + 1.25%), 07/20/2036(e) (f)		2,500	2,500,852
Northwoods Capital XII-B Ltd. Series 2018-12BA, Class B 7.451% (CME Term SOFR 3 Month + 2.11%), 06/15/2031(e) (f)		1,350	1,350,805
OCP CLO Ltd. Series 2021-21A, Class D 8.494% (CME Term SOFR 3 Month + 3.21%), 07/20/2034(e) (f)		4,750	4,753,638
OZLM XVIII Ltd. Series 2018-18A, Class B 7.113% (CME Term SOFR 3 Month + 1.81%), 04/15/2031(e) (f)		5,450	5,458,175
Regatta XIX Funding Ltd. Series 2022-1A, Class D 8.582% (CME Term SOFR 3 Month + 3.30%), 04/20/2035(e) (f)		4,423	4,441,482
Rockford Tower CLO Ltd. Series 2021-2A, Class D 8.794% (CME Term SOFR 3 Month + 3.51%), 07/20/2034(e) (f)		950	951,528
Venture 41 Clo Ltd. Series 2021-41A, Class A1NR 6.712% (CME Term SOFR 3 Month + 1.43%), 01/20/2034(e) (f)		2,650	2,650,061
Voya CLO Ltd. Series 2018-3A, Class A1R2 6.501% (CME Term SOFR 3 Month + 1.20%), 10/15/2031(e) (f)		4,416	4,428,853

Total Collateralized Loan Obligations (cost $97,677,005)			97,733,229

EMERGING MARKETS - CORPORATE BONDS – 3.1%
Industrial – 2.6%
Basic – 1.2%
Braskem Idesa SAPI 6.99%, 02/20/2032(e)		2,510	1,902,580
7.45%, 11/15/2029(e)		3,551	2,858,555

	Principal Amount (000)		U.S. $ Value

Braskem Netherlands Finance BV 4.50%, 01/10/2028(e)	U.S.$	4,445	$4,108,069
8.50%, 01/12/2031(e)		1,952	2,018,563
CSN Inova Ventures 6.75%, 01/28/2028(e)		1,286	1,238,675
CSN Resources SA 4.625%, 06/10/2031(e)		2,693	2,132,048
Eregli Demir ve Celik Fabrikalari TAS 8.375%, 07/23/2029(e)		1,415	1,424,764
First Quantum Minerals Ltd. 9.375%, 03/01/2029(e)		1,474	1,552,314
Indika Energy Tbk. PT 8.75%, 05/07/2029(e)		1,291	1,308,751
JSW Steel Ltd. 3.95%, 04/05/2027(e)		857	815,221
5.05%, 04/05/2032(e)		1,441	1,312,661
Periama Holdings LLC/DE 5.95%, 04/19/2026(e)		400	397,750
Sasol Financing USA LLC 5.50%, 03/18/2031		1,307	1,124,020
8.75%, 05/03/2029(e)		2,570	2,647,100
Stillwater Mining Co. 4.00%, 11/16/2026(e)		2,907	2,691,700
4.50%, 11/16/2029(e)		891	737,080
UPL Corp. Ltd. 4.50%, 03/08/2028(e)		1,456	1,302,217
4.625%, 06/16/2030(e)		2,029	1,715,134
Volcan Cia Minera SAA 4.375%, 02/11/2026(e)		1,565	1,281,344

			32,568,546

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(e)		1,170	1,053,731
5.50%, 01/14/2032(e)		2,058	1,836,765
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(e)		433	386,860

			3,277,356

Communications - Telecommunications – 0.1%
C&W Senior Finance Ltd. 6.875%, 09/15/2027(e)		247	240,563
CT Trust 5.125%, 02/03/2032(e)		617	550,673
Digicel Group Holdings Ltd. Zero Coupon 12/31/2030(i) (l)		90	1,255
Millicom International Cellular SA 7.375%, 04/02/2032(e)		815	814,429

			1,606,920

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.1%
Ford Otomotiv Sanayi AS 7.125%, 04/25/2029(e)	U.S.$	1,290	$1,314,188

Consumer Cyclical - Other – 0.2%
Allwyn Entertainment Financing UK PLC 7.875%, 04/30/2029(e)		1,264	1,318,112
MGM China Holdings Ltd. 5.25%, 06/18/2025(e)		895	885,056
5.875%, 05/15/2026(e)		598	592,207
Studio City Co., Ltd. 7.00%, 02/15/2027(e)		336	336,420
Wynn Macau Ltd. 5.50%, 01/15/2026(e)		1,168	1,147,560

			4,279,355

Consumer Cyclical - Retailers – 0.1%
Falabella SA 3.75%, 10/30/2027(e)		1,613	1,518,740

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(e)		253	242,346
MARB BondCo PLC 3.95%, 01/29/2031(e)		4,774	3,952,633
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(g) (h) (i) (j) (l)		4,738	474
10.875%, 01/13/2020(g) (h) (i) (j) (l)		750	75
11.75%, 02/09/2022(g) (h) (i) (j) (l)		1,690	169

			4,195,697

Energy – 0.7%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(e)		2,107	2,062,118
Azure Power Solar Energy Pvt Ltd. 5.65%, 12/24/2024(e)		1,332	1,326,286
Canacol Energy Ltd. 5.75%, 11/24/2028(e)		1,797	908,042
Ecopetrol SA 4.625%, 11/02/2031		1,138	941,923
6.875%, 04/29/2030		3,520	3,423,200
8.625%, 01/19/2029		770	816,970
Geopark Ltd. 5.50%, 01/17/2027(e)		834	781,875
Greenko Solar Mauritius Ltd. 5.55%, 01/29/2025(e)		558	555,774
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(e)		3,169	3,148,203
Leviathan Bond Ltd. 6.125%, 06/30/2025(e)		3,085	3,004,537
6.50%, 06/30/2027(e)		712	667,206
Medco Maple Tree Pte Ltd. 8.96%, 04/27/2029(e)		720	758,765

	Principal Amount (000)		U.S. $ Value

SierraCol Energy Andina LLC 6.00%, 06/15/2028(e)	U.S.$	903	$812,429

			19,207,328

			67,968,130

Utility – 0.5%
Electric – 0.4%
Adani Green Energy Ltd. 4.375%, 09/08/2024(e)		1,040	1,036,381
AES Andes SA 6.35%, 10/07/2079(e)		1,050	1,037,600
8.15%, 06/10/2055(e)		1,930	1,958,950
Continuum Energy Aura Pte Ltd. 9.50%, 02/24/2027(e)		1,080	1,114,085
Continuum Green Energy India Pvt/Co-Issuers 7.50%, 06/26/2033(e)		1,278	1,289,182
India Clean Energy Holdings 4.50%, 04/18/2027(e)		2,686	2,517,286
Investment Energy Resources Ltd. 6.25%, 04/26/2029(e)		1,306	1,252,950
Terraform Global Operating LP 6.125%, 03/01/2026(e)		289	288,173

			10,494,607

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(e)		529	522,387
9.00%, 01/20/2031(e)		1,120	1,178,800

			1,701,187

			12,195,794

Total Emerging Markets - Corporate Bonds (cost $87,190,375)			80,163,924

ASSET-BACKED SECURITIES – 1.8%
Other ABS - Fixed Rate – 1.4%
Affirm Asset Securitization Trust Series 2022-Z1, Class A 4.55%, 06/15/2027(e)		429	427,347
Series 2023-A, Class 1A 6.61%, 01/18/2028(e)		250	250,992
Series 2023-A, Class A 6.61%, 01/18/2028(e)		9,617	9,652,443
Avant Loans Funding Trust Series 2024-REV1, Class A 5.92%, 10/15/2033(e)		5,275	5,287,594
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(e)		3,159	3,151,361

	Principal Amount (000)		U.S. $ Value

Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2019-36, Class PT 9.42%, 10/17/2044(l)	U.S.$	24	$23,521
Pagaya AI Debt Trust Series 2022-6, Class A4 30.676%, 05/15/2030(e) (i)		80	89,546
Series 2023-1, Class A 7.556%, 07/15/2030(e)		991	994,028
Series 2024-S1, Class ABC 7.176%, 09/15/2031(e) (i)		7,350	7,423,955
Republic Finance Issuance Trust Series 2024-A, Class A 5.91%, 08/20/2032(e)		5,840	5,871,052
Theorem Funding Trust Series 2022-3A, Class A 7.60%, 04/15/2029(e)		2,591	2,611,007

			35,782,846

Autos - Fixed Rate – 0.4%
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(e)		2,970	2,915,610
Hertz Vehicle Financing III LLC Series 2024-1A, Class A 5.44%, 01/25/2029(e)		3,486	3,506,481
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(e)		3,902	3,945,279

			10,367,370

Total Asset-Backed Securities (cost $46,009,173)			46,150,216

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.8%
Risk Share Floating Rate – 1.3%
Connecticut Avenue Securities Trust Series 2022-R03, Class 1M2 8.847% (CME Term SOFR + 3.50%), 03/25/2042(e) (f)		2,657	2,797,911
Series 2023-R05, Class 1M1 7.248% (CME Term SOFR + 1.90%), 06/25/2043(e) (f)		4,515	4,580,820
Series 2023-R07, Class 2M1 7.298% (CME Term SOFR + 1.95%), 09/25/2043(e) (f)		2,981	3,003,702
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA2, Class B 13.012% (CME Term SOFR + 7.66%), 12/25/2027(f)		1,200	1,258,282
Series 2015-DNA3, Class B 14.812% (CME Term SOFR + 9.46%), 04/25/2028(f)		2,449	2,652,595

	Principal Amount (000)		U.S. $ Value

Series 2015-HQA1, Class B 14.262% (CME Term SOFR + 8.91%), 03/25/2028(f)	U.S.$	1,566	$1,642,798
Series 2016-DNA1, Class B 15.462% (CME Term SOFR + 10.11%), 07/25/2028(f)		2,211	2,448,363
Series 2023-HQA2, Class M1A 7.347% (CME Term SOFR + 2.00%), 06/25/2043(e) (f)		2,851	2,873,096
Series 2023-HQA3, Class A1 7.197% (CME Term SOFR + 1.85%), 11/25/2043(e) (f)		1,838	1,862,816
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 2M2 11.012% (CME Term SOFR + 5.66%), 04/25/2028(f)		727	741,704
Series 2016-C01, Class 2M2 12.412% (CME Term SOFR + 7.06%), 08/25/2028(f)		242	253,785
Series 2016-C02, Class 1M2 11.462% (CME Term SOFR + 6.11%), 09/25/2028(f)		1,024	1,060,761
Series 2016-C05, Class 2B 16.21% (CME Term SOFR + 10.86%), 01/25/2029(f)		2,732	3,141,139
Series 2016-C07, Class 2B 14.962% (CME Term SOFR + 9.61%), 05/25/2029(f)		1,185	1,357,631
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 9.712% (CME Term SOFR + 4.36%), 11/25/2024(e) (f)		294	306,930
Series 2015-CH1, Class M2 10.962% (CME Term SOFR + 5.61%), 10/25/2025(e) (f)		547	560,897
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 9.212% (CME Term SOFR 1 Month + 3.86%), 05/30/2025(e) (f)		1,123	1,125,140
Series 2019-3R, Class A 9.164% (CME Term SOFR + 3.81%), 11/27/2031(e) (f)		298	298,898
Series 2020-1R, Class A 8.814% (CME Term SOFR + 3.46%), 02/25/2025(e) (f)		1,485	1,482,745
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.712% (CME Term SOFR + 5.36%), 11/25/2025(e) (f)		198	204,938

			33,654,951

	Principal Amount (000)		U.S. $ Value

Agency Floating Rate – 0.4%
Federal Home Loan Mortgage Corp. REMICs Series 3119, Class PI 1.748% (7.09% - CME Term SOFR), 02/15/2036(f) (p)	U.S.$	671	$95,037
Series 3856, Class KS 1.098% (6.44% - CME Term SOFR), 05/15/2041(f) (p)		3,789	467,866
Series 4248, Class SL 0.598% (5.94% - CME Term SOFR), 05/15/2041(f) (p)		388	32,302
Series 4372, Class JS 0.648% (5.99% - CME Term SOFR), 08/15/2044(f) (p)		2,205	257,743
Series 4570, Class ST 0.548% (5.89% - CME Term SOFR), 04/15/2046(f) (p)		1,045	129,833
Series 4735, Class SA 0.748% (6.09% - CME Term SOFR), 12/15/2047(f) (p)		5,100	651,861
Series 4763, Class SB 1.548% (6.89% - CME Term SOFR), 03/15/2048(f) (p)		7,218	1,200,137
Series 4774, Class BS 0.748% (6.09% - CME Term SOFR), 02/15/2048(f) (p)		3,544	491,172
Series 4774, Class SL 0.748% (6.09% - CME Term SOFR), 04/15/2048(f) (p)		4,824	617,373
Series 4927, Class SJ 0.588% (5.94% - CME Term SOFR), 11/25/2049(f) (p)		1,983	207,120
Federal National Mortgage Association REMICs Series 2013-4, Class ST 0.688% (6.04% - CME Term SOFR), 02/25/2043(f) (p)		1,587	196,048
Series 2014-88, Class BS 0.688% (6.04% - CME Term SOFR), 01/25/2045(f) (p)		1,224	145,235
Series 2015-90, Class SA 0.688% (6.04% - CME Term SOFR), 12/25/2045(f) (p)		10,921	1,326,130
Series 2016-69, Class DS 0.638% (5.99% - CME Term SOFR), 10/25/2046(f) (p)		13,927	1,170,756
Series 2017-49, Class SP 0.688% (6.04% - CME Term SOFR), 07/25/2047(f) (p)		1,437	193,213
Series 2018-32, Class SB 0.738% (6.09% - CME Term SOFR), 05/25/2048(f) (p)		2,752	373,111
Series 2018-45, Class SL 0.738% (6.09% - CME Term SOFR), 06/25/2048(f) (p)		2,015	249,431

	Principal Amount (000)		U.S. $ Value

Series 2018-57, Class SL 0.738% (6.09% - CME Term SOFR), 08/25/2048(f) (p)	U.S.$	5,355	$814,562
Series 2018-58, Class SA 0.738% (6.09% - CME Term SOFR), 08/25/2048(f) (p)		2,623	320,980
Series 2018-59, Class HS 0.738% (6.09% - CME Term SOFR), 08/25/2048(f) (p)		6,282	790,044
Series 2019-25, Class SA 0.588% (5.94% - CME Term SOFR), 06/25/2049(f) (p)		2,500	296,968
Series 2019-60, Class SJ 0.588% (5.94% - CME Term SOFR), 10/25/2049(f) (p)		2,363	303,506

			10,330,428

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		803	429,381
CHL Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 04/25/2037		437	203,422
Series 2007-HY4, Class 1A1 4.456%, 09/25/2047		135	118,573
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.645%, 03/25/2037		72	59,548
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 5.98%, 12/28/2037		421	365,390

			1,176,314

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 5.714% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(f)		319	74,576
Lehman XS Trust Series 2007-10H, Class 2AIO 1.543% (6.89% - CME Term SOFR 1 Month), 07/25/2037(f) (p)		166	15,152

			89,728

Agency Fixed Rate – 0.0%
Federal National Mortgage Association REMICs Series 2016-26, Class IO 5.00%, 05/25/2046(q)		272	37,698

Total Collateralized Mortgage Obligations (cost $42,763,376)			45,289,119

	Principal Amount (000)		U.S. $ Value

BANK LOANS – 1.5%
Industrial – 1.2%
Capital Goods – 0.0%
Chariot Buyer LLC 8.694% (SOFR 1 Month + 3.25%), 11/03/2028(r)	U.S.$	224	$223,752

Communications - Media – 0.1%
Coral-US Co-Borrower LLC 8.443% (SOFR 1 Month + 3.00%), 10/15/2029(r)		1,046	1,033,864
DirecTV Financing LLC 10.708% (SOFR 1 Month + 5.25%), 08/02/2029(r)		1,736	1,732,500

			2,766,364

Communications - Telecommunications – 0.3%
Crown Subsea Communications Holding, Inc. 10.080% (SOFR 3 Month + 4.75%), 01/30/2031(r)		3,770	3,789,793
Zacapa SARL 9.335% (SOFR 3 Month + 4.00%), 03/22/2029(r)		3,233	3,229,858

			7,019,651

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 8.194% (SOFR 1 Month + 2.75%), 12/15/2027(r)		533	533,388

Consumer Cyclical - Retailers – 0.0%
Great Outdoors Group LLC 9.208% (SOFR 1 Month + 3.75%), 03/06/2028(r)		1,168	1,166,044

Consumer Non-Cyclical – 0.2%
PetSmart LLC 9.194% (SOFR 1 Month + 3.75%), 02/11/2028(r)		4,239	4,200,919

Energy – 0.3%
GIP II Blue Holding LP 9.094% (SOFR 1 Month + 3.75%), 09/29/2028(r)		2,599	2,619,052
Parkway Generation LLC 10.340% (SOFR 3 Month + 4.75%), 02/18/2029(i) (r)		4,450	4,490,296

			7,109,348

Other Industrial – 0.0%
Dealer Tire Financial LLC 8.843% (SOFR 1 Month + 3.50%), 07/02/2031(i) (r)		1,274	1,278,076

	Principal Amount (000)		U.S. $ Value

Technology – 0.3%
Amentum Government Services Holdings LLC 9.4582% (SOFR 1 Month + 4.00%), 01/29/2027(r)	U.S.$	287	$287,480
9.4584% (SOFR 1 Month + 4.00%), 01/29/2027(r)		145	145,242
Ascend Learning LLC 11.194% (SOFR 1 Month + 5.75%), 12/10/2029(r)		930	897,450
Boxer Parent Company, Inc. 9.097% (SOFR 1 Month + 3.75%), 07/03/2031(r)		3,327	3,310,488
FINThrive Software Intermediate Holdings, Inc. 12.208% (SOFR 1 Month + 6.75%), 12/17/2029(r)		580	269,340
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(i) (j) (r) (s)		4,133	30,999
Peraton Corp. 9.194% (SOFR 1 Month + 3.75%), 02/01/2028(r)		1,572	1,571,103

			6,512,102

			30,809,644

Financial Institutions – 0.2%
Finance – 0.0%
Orbit Private Holdings I Ltd. 10.014% (SOFR 6 Month + 4.50%), 12/11/2028(i) (r)		371	370,734

Insurance – 0.2%
Asurion LLC 9.694% (SOFR 1 Month + 4.25%), 08/19/2028(r)		1,689	1,680,790
Hub International Limited 8.225% (SOFR 3 Month + 3.00%), 06/20/2030(r)		1,650	1,651,576

			3,332,366

			3,703,100

Utility – 0.1%
Electric – 0.1%
Granite Generation LLC 9.208% (SOFR 1 Month + 3.75%), 11/09/2026(r)		3,493	3,490,359

Total Bank Loans (cost $42,123,897)			38,003,103

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.4%
Non-Agency Fixed Rate CMBS – 1.4%
BANK Series 2020-BN25, Class XA 0.87%, 01/15/2063(q)		62,572	2,314,568

	Principal Amount (000)		U.S. $ Value

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10, Class C 4.824%, 07/15/2049	U.S.$	372	$353,873
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.309%, 05/15/2052(q)		10,341	500,296
CD Mortgage Trust Series 2017-CD3, Class XA 0.951%, 02/10/2050(q)		13,379	261,866
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.595%, 05/10/2058(q)		11,584	224,358
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class A5 3.616%, 02/10/2049		1,650	1,592,400
Commercial Mortgage Trust Series 2015-CR27, Class XA 0.90%, 10/10/2048(q)		5,922	41,361
CSAIL Commercial Mortgage Trust Series 2019-C15, Class B 4.476%, 03/15/2052		960	881,458
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.15%, 08/10/2044(e)		375	288,685
Series 2011-GC5, Class D 5.15%, 08/10/2044(e)		4,025	1,911,256
Series 2016-GS3, Class XA 1.185%, 10/10/2049(q)		28,984	529,705
Series 2019-GC39, Class XA 1.126%, 05/10/2052(q)		12,352	542,393
JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class C 4.369%, 11/15/2047		5,869	4,774,073
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class XA 0.918%, 11/13/2052(q)		36,646	1,273,622
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class E 3.567%, 12/15/2047(e)		7,500	6,124,201
Series 2012-LC9, Class G 3.567%, 12/15/2047(e)		831	454,732
Series 2016-JP2, Class XA 1.788%, 08/15/2049(q)		12,898	303,513
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		632	209,868
LCCM Series 2017-LC26, Class XA 1.515%, 07/12/2050(e) (q)		31,762	1,024,553

	Principal Amount (000)		U.S. $ Value

Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class D 3.811%, 05/15/2046(e)	U.S.$	680	$564,400
Series 2014-C18, Class C 4.403%, 10/15/2047		4,408	4,251,039
Series 2015-C22, Class XA 0.985%, 04/15/2048(q)		10,478	22,389
UBS Commercial Mortgage Trust Series 2017-C1, Class XA 1.491%, 06/15/2050(q)		6,493	204,255
Series 2019-C16, Class XA 1.52%, 04/15/2052(q)		13,920	670,455
Series 2019-C18, Class XA 0.998%, 12/15/2052(q)		42,609	1,553,486
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class B 3.649%, 03/10/2046(e)		1,033	956,543
Series 2013-C5, Class C 3.72%, 03/10/2046(e)		782	654,829
Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class XA 1.273%, 04/15/2050(q)		7,196	28,475
Series 2016-C36, Class XA 1.161%, 11/15/2059(q)		40,358	764,425
Series 2016-LC24, Class XA 1.60%, 10/15/2049(q)		25,400	662,010
Series 2016-LC25, Class XA 0.819%, 12/15/2059(q)		16,232	246,765
Series 2019-C52, Class XA 1.589%, 08/15/2052(q)		17,069	1,020,264
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class E 4.978%, 06/15/2044(e)		489	393,592

			35,599,708

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-32, Class XM 0.125%, 11/16/2045(q)		84	1

Total Commercial Mortgage-Backed Securities (cost $41,969,531)			35,599,709

AGENCIES – 1.2%
Agency Debentures – 1.2%
Federal Home Loan Banks 5.50%, 07/15/2036		8,695	9,650,841
Federal Home Loan Mortgage Corp. 6.25%, 07/15/2032(m)		10,400	11,902,657
6.75%, 03/15/2031		4,000	4,612,531
Series GDIF 6.75%, 09/15/2029		4,606	5,193,804

Total Agencies (cost $33,876,622)			31,359,833

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 1.2%
Angola – 0.2%
Angolan Government International Bond 8.00%, 11/26/2029(e)	U.S.$	6,169	$5,584,873

Dominican Republic – 0.4%
Dominican Republic International Bond 4.50%, 01/30/2030(e)		5,298	4,922,160
6.875%, 01/29/2026(e)		4,928	4,991,128
8.625%, 04/20/2027(e)		824	855,155

			10,768,443

El Salvador – 0.1%
El Salvador Government International Bond 8.625%, 02/28/2029(e)		1,330	1,213,213

Guatemala – 0.1%
Guatemala Government Bond 6.05%, 08/06/2031(e)		1,285	1,284,229

Ivory Coast – 0.1%
Ivory Coast Government International Bond 4.875%, 01/30/2032(e)	EUR	1,195	1,094,937
5.75%, 12/31/2032(e)	U.S.$	990	924,324
6.375%, 03/03/2028(e)		1,377	1,348,599

			3,367,860

Kenya – 0.1%
Republic of Kenya Government International Bond 7.00%, 05/22/2027(e)		1,680	1,592,325

Lebanon – 0.0%
Lebanon Government International Bond 6.65%, 04/22/2024(e) (g) (j)		507	32,955
6.85%, 03/23/2027(e) (j) (s)		1,053	68,445
Series G 6.60%, 11/27/2026(e) (j) (s)		1,284	83,460

			184,860

Nigeria – 0.0%
Nigeria Government International Bond 6.125%, 09/28/2028(e)		233	204,676
7.143%, 02/23/2030(e)		211	184,691
7.875%, 02/16/2032(e)		226	196,055

			585,422

Senegal – 0.2%
Senegal Government International Bond 4.75%, 03/13/2028(e)	EUR	1,465	1,476,493

	Principal Amount (000)		U.S. $ Value

6.25%, 05/23/2033(e)	U.S.$	5,158	$4,332,720

			5,809,213

Ukraine – 0.0%
Ukraine Government International Bond 7.253%, 03/15/2035(e) (n)		715	218,790

Total Emerging Markets - Sovereigns (cost $35,545,906)			30,609,228

QUASI-SOVEREIGNS – 0.8%
Quasi-Sovereign Bonds – 0.8%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 5.125%, 02/02/2033(e)		480	462,450
5.95%, 01/08/2034(e)		832	844,740

			1,307,190

Hungary – 0.1%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(e)		1,330	1,340,391

Indonesia – 0.1%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 4.75%, 05/15/2025(e)		2,044	2,028,031

Mexico – 0.3%
Comision Federal de Electricidad 4.688%, 05/15/2029(e)		3,231	3,057,334
Petroleos Mexicanos 5.95%, 01/28/2031		5,321	4,383,972
6.375%, 01/23/2045		1,944	1,284,770
6.49%, 01/23/2027		1,455	1,405,530
6.50%, 01/23/2029		587	535,314
6.70%, 02/16/2032		1,573	1,341,140

			12,008,060

South Africa – 0.1%
Transnet SOC Ltd. 8.25%, 02/06/2028(e)		1,294	1,310,984

Ukraine – 0.1%
State Agency of Roads of Ukraine 6.25%, 06/24/2030(l) (n)		7,856	2,513,920

Total Quasi-Sovereigns (cost $25,462,752)			20,508,576

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
Texas Department of Transportation State Highway Fund Series 2010-B 5.178%, 04/01/2030		2,560	2,593,121

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(l)	U.S.$	6,915	$6,358,221

Total Local Governments - US Municipal Bonds (cost $9,475,000)			8,951,342

GOVERNMENTS - SOVEREIGN BONDS – 0.3%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031		864	693,360
8.00%, 11/14/2035		1,493	1,557,199

			2,250,559

Panama – 0.2%
Panama Government International Bond 6.875%, 01/31/2036		677	675,984
Panama Notas del Tesoro 3.75%, 04/17/2026		5,027	4,851,960

			5,527,944

Total Governments - Sovereign Bonds (cost $8,103,142)			7,778,503

	Shares

COMMON STOCKS – 0.1%
Financials – 0.1%
Banks – 0.1%
Nordic Aviation Capital DAC(h) (i) (j)		103,735	2,074,700

Financial Services – 0.0%
Curo Group Holdings Corp.(h) (i) (j)		135,587	632,479
Paysafe Ltd.(j)		8,409	176,505

			808,984

			2,883,684

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
ATD New Holdings, Inc.(i) (j)		29,486	387,004

Diversified Consumer Services – 0.0%
Paysafe AG Tracker(i) (j)		53,417	0

			387,004

Industrials – 0.0%
Electrical Equipment – 0.0%
Exide Technologies(h) (i) (j)		497	198,800

Company	Shares	U.S. $ Value

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(h) (i) (j)	71,086	$51,537

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
SandRidge Energy, Inc.	105	1,427

Total Common Stocks (cost $5,128,366)		3,522,452

PREFERRED STOCKS – 0.1%
Industrial – 0.1%
Auto Components – 0.1%
Exide International Holdings LP 0.00%(e) (h) (i) (j) (cost $2,325,936)	3,093	3,247,650

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.20%(t) (u) (v) (cost $16,079,877)	16,079,877	16,079,877

Total Investments – 117.9% (cost $3,054,070,655)(w)		3,042,044,578
Other assets less liabilities – (17.9)%		(461,067,383)

Net Assets – 100.0%		$2,580,977,195

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Long Gilt Futures	12	September 2024	$1,530,628	$37,165
U.S. 10 Yr Ultra Futures	860	September 2024	99,397,188	2,643,207
U.S. Long Bond (CBT) Futures	515	September 2024	62,202,344	2,566,316
U.S. T-Note 5 Yr (CBT) Futures	2,887	September 2024	311,480,234	4,968,777
U.S. T-Note 10 Yr (CBT) Futures	1,973	September 2024	220,606,063	4,064,128
U.S. Ultra Bond (CBT) Futures	178	September 2024	22,778,438	416,748
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	2,007	September 2024	412,171,946	(3,212,380)

				$11,483,961

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	EUR	1,233	USD	1,322	08/08/2024	$(12,597)
Citibank, NA	CAD	2,911	USD	2,116	08/23/2024	6,510
Citibank, NA	BRL	289,350	USD	56,047	04/08/2025	6,371,738
JPMorgan Chase Bank, NA	EUR	23,026	USD	24,792	08/08/2024	(135,056)
State Street Bank & Trust Co.	EUR	818	USD	880	08/08/2024	(4,942)

						$6,225,653

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 41, 5 Year Index, 06/20/2029*	(1.00)%	Quarterly	0.65%	USD	104,760	$(1,741,955)	$(1,594,972)	$(146,983)
Sale Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	5.00	Quarterly	3.31	USD	17,100	1,258,750	1,097,095	161,655
CDX-NAIG Series 42, 5 Year Index, 06/20/2029*	1.00	Quarterly	0.52	USD	104,760	2,345,815	2,155,122	190,693

						$1,862,610	$1,657,245	$205,365

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	1,321	$(170,164)	$(294,179)	$124,015
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	991	(127,638)	(220,659)	93,021
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	528	(68,031)	(128,304)	60,273
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	510	(65,681)	(73,365)	7,684
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	72	(9,299)	(4,103)	(5,196)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	286	$(36,852)	$(29,131)	$(7,721)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	445	(57,313)	(35,475)	(21,838)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	680	(87,633)	(62,295)	(25,338)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	876	(112,851)	(79,719)	(33,132)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	2,225	(286,568)	(205,406)	(81,162)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	4,252	(547,746)	(383,236)	(164,510)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	4,252	(547,746)	(383,236)	(164,510)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	4,017	(517,484)	(312,511)	(204,973)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	4,255	(548,147)	(240,668)	(307,479)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	598	(76,972)	(66,665)	(10,307)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	4,102	(528,431)	(446,647)	(81,784)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	3,927	(505,907)	(581,661)	75,754
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	2,813	(362,394)	(410,748)	48,354
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	1,909	(245,933)	(199,957)	(45,976)
JPMorgan Securities LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	1,335	(171,941)	(75,868)	(96,073)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	2,008	$(258,713)	$(155,453)	$(103,260)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	4,246	(546,943)	(431,351)	(115,592)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	243	(31,350)	(18,269)	(13,081)

						$(5,911,737)	$(4,838,906)	$(1,072,831)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at July 31, 2024
Barclay Capital Inc.†	USD	3,900	1.00%	—	$3,900,217
Clear Street LLC†	USD	511	(1.00)%*	—	510,772
HSBC Securities (USA) Inc.†	USD	11,739	5.10%	—	11,750,641
Jefferies LLC†	USD	372	4.00%	—	373,127

					$16,534,757

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2024.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Agencies	$11,750,641	$—	$—	$—	$11,750,641
Corporates - Non-Investment Grade	4,784,116	—	—	—	4,784,116

Total	$16,534,757	$—	$—	$—	$16,534,757

**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2024, the aggregate market value of these securities amounted to $760,022,507 or 29.4% of net assets.

(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2024.
(g)	Defaulted matured security.
(h)	Fair valued by the Adviser.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Non-income producing security.
(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2024.
(l)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.35% of net assets as of July 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2019-36, Class PT 9.42%, 10/17/2044	09/04/2019-07/01/2024	$23,973	$23,521	0.00%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/16/2023	8,968	1,255	0.00%
Exide Technologies 11.00%, 10/31/2024	06/21/2019-10/26/2020	692,006	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	02/19/2015	861,788	0	0.00%
State Agency of Roads of Ukraine 6.25%, 06/24/2030	06/17/2021	7,856,000	2,513,920	0.10%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	06/13/2013-01/27/2014	3,510,948	474	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	745,965	75	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	01/29/2014-02/03/2014	916,308	169	0.00%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	6,915,000	6,358,221	0.25%

(m)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(n)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2024.
(o)	Escrow shares.
(p)	Inverse interest only security.
(q)	IO - Interest Only.
(r)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at July 31, 2024.
(s)	Defaulted.
(t)	Affiliated investments.
(u)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(v)	The rate shown represents the 7-day yield as of period end.

(w)

As of July 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $70,318,733 and gross unrealized depreciation of investments was $(65,502,662), resulting in net unrealized appreciation of $4,816,071.

Currency Abbreviations:

BRL – Brazilian Real

CAD – Canadian Dollar

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Merchantile Exchange

JSC – Joint Stock Company

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

COUNTRY BREAKDOWN1

July 31, 2024 (unaudited)

84.4%	United States
2.3%	Brazil
1.7%	United Kingdom
0.9%	France
0.8%	Mexico
0.8%	India
0.7%	Spain
0.6%	China
0.5%	Chile
0.4%	Ireland
0.4%	South Africa
0.4%	Indonesia
0.4%	Dominican Republic
5.2%	Other
0.5%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.4% or less in the following: Angola, Australia, Canada, Colombia, Czech Republic, Denmark, El Salvador, Finland, Germany, Guatemala, Hong Kong, Hungary, Israel, Italy, Ivory Coast, Jamaica, Japan, Jersey (Channel Islands), Kazakhstan, Kenya, Lebanon, Luxembourg, Macau, Malaysia, Morocco, Netherlands, Nigeria, Norway, Panama, Peru, Puerto Rico, Senegal, South Korea, Sweden, Switzerland, Turkey, Ukraine and Zambia.

AB Income Fund

July 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of

July 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Governments - Treasuries	$—	$1,240,826,142	$—		$1,240,826,142
Mortgage Pass-Throughs	—	674,115,266	—		674,115,266
Corporates - Investment Grade	—	416,308,759	—		416,308,759
Corporates - Non-Investment Grade	—	245,010,837	786,813	(a)	245,797,650
Collateralized Loan Obligations	—	97,733,229	—		97,733,229
Emerging Markets - Corporate Bonds	—	80,161,951	1,973		80,163,924
Asset-Backed Securities	—	38,636,715	7,513,501		46,150,216
Collateralized Mortgage Obligations	—	45,289,119	—		45,289,119
Bank Loans	—	31,832,998	6,170,105		38,003,103
Commercial Mortgage-Backed Securities	—	35,599,709	—		35,599,709
Agencies	—	31,359,833	—		31,359,833
Emerging Markets - Sovereigns	—	30,609,228	—		30,609,228
Quasi-Sovereigns	—	20,508,576	—		20,508,576
Local Governments - US Municipal Bonds	—	8,951,342	—		8,951,342
Governments - Sovereign Bonds	—	7,778,503	—		7,778,503
Common Stocks	177,932	—	3,344,520	(a)	3,522,452
Preferred Stocks	—	—	3,247,650		3,247,650
Short-Term Investments	16,079,877	—	—		16,079,877

Total Investments in Securities	16,257,809	3,004,722,207	21,064,562	(a)	3,042,044,578
Other Financial Instruments(b):
Assets:
Futures	14,696,341	—	—		14,696,341
Forward Currency Exchange Contracts	—	6,378,248	—		6,378,248
Centrally Cleared Credit Default Swaps	—	3,604,565	—		3,604,565

Investments in Securities:	Level 1	Level 2	Level 3		Total
Liabilities:
Futures	$(3,212,380)	$—	$—		$(3,212,380)
Forward Currency Exchange Contracts	—	(152,595)	—		(152,595)
Centrally Cleared Credit Default Swaps	—	(1,741,955)	—		(1,741,955)
Credit Default Swaps	—	(5,911,737)	—		(5,911,737)
Reverse Repurchase Agreements	(16,534,757)	—	—		(16,534,757)

Total	$11,207,013	$3,006,898,733	$21,064,562	(a)	$3,039,170,308

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2024 is as follows:

Fund	Market Value 10/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$10,866	$692,764	$687,550	$16,080	$812